Selling and Marketing Expenses (Details) - Schedule of selling and marketing expenses - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of selling and marketing expenses [Abstract]
Salaries and related expenses	$ 705	$ 618
Advertising and marketing	249	398
Travel and conferences	49	29
Total	$ 1,003	$ 1,045